Condensed Financial Information of Parent Company - Condensed Balance Sheets Parenthetical (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	135,000,000	135,000,000	135,000,000
Common stock, issued (in shares)	19,269,746	12,561,414	12,561,414
Common stock, outstanding (in shares)	19,269,746	12,561,414	12,561,414